Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash	$ 88,671	$ 97,102	$ 2,768,640
Accounts receivable, net	427,044	408,326	527,961
Inventory	622,768	745,502	950,093
Prepaid expenses	456,884	217,390	496,869
Subscription receivable		5,444,628
TOTAL CURRENT ASSETS	1,595,367	6,912,948	4,743,563
Fixed assets, net	2,021,760	1,898,243	2,318,863
Intangible assets, net	8,611	9,444	107,000
Deposits	132,496	106,410	355,366
Right of use asset - long term	1,940,076	2,200,299	3,160,457
Deferred issuance costs			50,000
Investment in Evofem	22,277,211	22,277,211
Deposit on acquisition		11,173,772
TOTAL ASSETS	27,975,521	44,578,327	10,735,249
CURRENT LIABILITIES:
Advance on private placement	600,000
Accounts payable and accrued expenses	9,360,680	8,554,959	1,958,502
Notes payable, net of discount	5,678,182	15,653,477
Financing on fixed assets	147,823	147,823	409,983
Deferred rent	147,350	158,612	188,581
Lease liability - current	900,979	999,943	1,086,658
TOTAL CURRENT LIABILITIES	17,302,014	25,889,814	3,643,724
Settlement liability		1,600,000
Lease liability - long term	891,747	1,041,744	1,885,218
TOTAL LIABILITIES	18,193,761	28,531,558	5,528,942
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY
Preferred stock, value
Common stock, value	1,665	1,319	108
Treasury stock, 51 and 51 shares, respectively	(201,605)	(201,605)	(201,605)
Additional paid-in capital	152,601,043	143,997,710	100,448,166
Accumulated deficit	(142,470,799)	(127,741,072)	(95,040,362)
TOTAL ADITXT, INC. STOCKHOLDERS’ EQUITY	9,930,335	16,056,377	5,206,307
NON-CONTROLLING INTEREST	(148,575)	(9,608)
TOTAL STOCKHOLDERS’ EQUITY	9,781,760	16,046,769	5,206,307
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	27,975,521	44,578,327	10,735,249
Related Party
CURRENT LIABILITIES:
Notes payable - related party	467,000	375,000
Previously Reported
CURRENT ASSETS:
Cash		97,102
Accounts receivable, net		408,326
Inventory		745,502
Prepaid expenses		217,390
Subscription receivable		5,444,628
TOTAL CURRENT ASSETS		6,912,948
Fixed assets, net		1,898,243
Intangible assets, net		9,444
Deposits		106,410
Right of use asset - long term		2,200,299
Deferred issuance costs
Investment in Evofem		22,277,211
Deposit on acquisition		11,173,772
TOTAL ASSETS		44,578,327
CURRENT LIABILITIES:
Accounts payable and accrued expenses		8,554,959
Notes payable, net of discount		15,653,477
Financing on fixed assets		147,823
Deferred rent		158,612
Lease liability - current		999,943
TOTAL CURRENT LIABILITIES		25,889,814
Settlement liability		1,600,000
Lease liability - long term		1,041,744
TOTAL LIABILITIES		28,531,558
STOCKHOLDERS’ EQUITY
Preferred stock, value
Common stock, value		1,319
Treasury stock, 51 and 51 shares, respectively		(201,605)
Additional paid-in capital		143,997,710
Accumulated deficit		(127,741,072)
TOTAL ADITXT, INC. STOCKHOLDERS’ EQUITY		16,056,377
NON-CONTROLLING INTEREST		(9,608)
TOTAL STOCKHOLDERS’ EQUITY		16,046,769
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		44,578,327
Previously Reported | Related Party
CURRENT LIABILITIES:
Notes payable - related party		375,000
Series A-1 Convertible Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred stock, value	22	22
Series A-1 Convertible Preferred Stock [Member] | Previously Reported
STOCKHOLDERS’ EQUITY
Preferred stock, value		22
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred stock, value
Series B Preferred Stock [Member] | Previously Reported
STOCKHOLDERS’ EQUITY
Preferred stock, value
Series B-2 Convertible Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred stock, value	3	3
Series B-2 Convertible Preferred Stock [Member] | Previously Reported
STOCKHOLDERS’ EQUITY
Preferred stock, value		3
Series C Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred stock, value
Series C Preferred Stock [Member] | Previously Reported
STOCKHOLDERS’ EQUITY
Preferred stock, value
Series B-1 Convertible Preferred Stock [Member]
STOCKHOLDERS’ EQUITY
Preferred stock, value	$ 6